Investments (Schedule of Equity Method Investments) (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013
Schedule of Equity Method Investments
Available-for-sale Securities, Fair Value	$ 3,140,000,000	$ 3,086,000,000			$ 2,959,000,000
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments in unconsolidated affiliates	392,000,000	315,000,000			357,000,000
Equity Method Investee [Member]
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments in unconsolidated affiliates		61,000,000			62,000,000
Ceridian [Member]
Schedule of Equity Method Investments
Equity Method Investment, Ownership Percentage		32.00%			32.00%
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments in unconsolidated affiliates	351,000,000	254,000,000			295,000,000
Equity Method Investment, Summarized Financial Information
Total current assets		1,261,000,000	1,106,000,000	1,209,000,000	1,097,000,000
Goodwill and other intangible assets, net		4,407,000,000	4,484,000,000	4,630,000,000	4,452,000,000
Other assets		120,000,000	119,000,000	157,000,000	122,000,000
Total assets		10,222,000,000	8,709,000,000	9,921,000,000	9,568,000,000
Current liabilities		1,095,000,000	836,000,000	995,000,000	958,000,000
Long-term obligations, less current portion		3,407,000,000	3,449,000,000	3,445,000,000	3,406,000,000
Other long-term liabilities		491,000,000	496,000,000	488,000,000	500,000,000
Total liabilities		9,405,000,000	7,767,000,000	8,802,000,000	8,747,000,000
Equity		817,000,000	942,000,000	1,119,000,000	821,000,000
Total liabilities and equity		10,222,000,000	8,709,000,000	9,921,000,000	9,568,000,000
Total revenues	400,000,000	750,000,000	1,511,000,000	1,507,000,000
Loss before income taxes	(15,000,000)	(105,000,000)	(88,000,000)	(66,000,000)
Net loss	(16,000,000)	(105,000,000)	(111,000,000)	(56,000,000)
Other Equity Method Investment
Equity Method Investment, Financial Statement, Reported Amounts [Abstract]
Investments in unconsolidated affiliates	41,000,000				62,000,000
Corporate Debt Securities
Schedule of Equity Method Investments
Available-for-sale Securities, Amortized Cost Basis	1,440,000,000	1,693,000,000			1,565,000,000
Equity Method Investment, Summarized Financial Information
Available-for-sale Securities, Fair Value	1,499,000,000	1,739,000,000			1,606,000,000
Corporate Debt Securities | Ceridian [Member]
Schedule of Equity Method Investments
Available-for-sale Securities, Amortized Cost Basis		32,000,000			31,000,000
Equity Method Investment, Summarized Financial Information
Financial Instruments, Owned, Corporate Debt, at Fair Value		36,000,000			36,000,000
Customer Receipts [Member] | Ceridian [Member]
Equity Method Investment, Summarized Financial Information
Total current assets		4,434,000,000	3,000,000,000	3,925,000,000	3,897,000,000
Other Liabilities [Member] | Ceridian [Member]
Equity Method Investment, Summarized Financial Information
Current liabilities		$ 4,412,000,000			$ 3,883,000,000